Note 6 - Leases - Supplemental Cash Flow Information Related to Leases (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating cash outflows from operating leases	$ 996,703	$ 979,387
Right-of-use assets obtained in exchange for lease liabilities	0	28,353
Right-of-use asset modifications	$ 0	$ 0